EARNINGS PER SHARE (Details) ¥ / shares in Units, ¥ in Millions	12 Months Ended
	Dec. 31, 2020 CNY (¥) ¥ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares	Dec. 31, 2018 CNY (¥) ¥ / shares shares
Earnings:
Profit for the purpose of basic and diluted earnings per share calculation | ¥	¥ 24,956		¥ 61,045	¥ 52,675
Number of shares:
Number of ordinary shares for the purpose of basic earnings per share calculation	44,647,455,984		44,647,455,984	44,647,455,984
Effect of dilutive potential ordinary shares under the share option schemes	0		3,654,758	8,566,982
Weighted average number of ordinary shares for the purpose of diluted earnings per share	44,647,455,984		44,651,110,742	44,656,022,966
Earnings per share:
Basic (RMB Yuan) | (per share)	¥ 0.56	$ 0.09	¥ 1.37	¥ 1.18
Diluted (RMB Yuan) | (per share)	¥ 0.56	$ 0.09	¥ 1.37	¥ 1.18